[Scudder Logo]

Supplement to the currently effective Statement of Additional Information and all currently effective Supplements thereto of each of the listed funds:

Scudder Asset Management Fund                        Scudder Lifecycle Long Range Fund
Scudder EAFE Equity Index Fund                       Scudder Lifecycle Mid Range Fund
Scudder Emerging Markets Debt Fund                   Scudder Lifecycle Short Range Fund
Scudder Equity 500 Index Fund                        Scudder Municipal Bond Fund
Scudder European Equity Fund                         Scudder Preservation Plus Fund
Scudder Flag Investors Communications Fund           Scudder Preservation Plus Income Fund
Scudder Flag Investors Equity Partners Fund          Scudder Quantitative Equity Fund
Scudder Flag Investors Value Builder Fund            Scudder RREEF Real Estate Securities Fund
Scudder Global Biotechnology Fund                    Scudder Short-Term Municipal Bond Fund
Scudder International Equity Fund                    Scudder Top 50 US Fund
Scudder International Select Equity Fund             Scudder US Bond Index Fund
Scudder Japanese Equity Fund


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

The Board of Directors/Trustees of the above listed funds voted on December 16, 2002 to change the Transfer Agent from Investment Company Capital Corporation ("ICCC") to Scudder Investments Service Company ("SISC"). SISC provides the same services that ICCC provided to the Funds and is entitled to receive the same rate of compensation.




























               Please Retain This Supplement for Future Reference



                                                               February 14, 2003